Interests in associates (Details) - EUR (€) € in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Vifor Fresenius Medical Care Renal Pharma Ltd.
Interests in associates
Increase (decrease) in profit	€ (172,466)	€ (172,466)
Vifor Fresenius Medical Care Renal Pharma Ltd.
Interests in associates
Increase (decrease) in investments in associates		€ (3,298)